Schedule of Investments (unaudited) March 31, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.3%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama, Refunding RB, Series C, 5.00%, 11/15/46	$60,000	$61,294,440
Black Belt Energy Gas District, RB(a)
Series C-1, 5.25%, 02/01/53	62,425	65,749,443
Series F, 5.50%, 11/01/53	11,170	11,798,771
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	102,970	100,940,564
Series A, 5.25%, 01/01/54	60,000	63,316,440
Series B-1, 5.00%, 05/01/53	20,000	20,618,880

		323,718,538

Arizona — 2.0%
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/49	1,695	1,584,259
5.00%, 07/01/54	10,655	9,841,960
Series A, 5.00%, 07/01/39	1,300	1,244,346
Series A, 5.00%, 07/01/49	2,010	1,822,256
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.25%, 07/01/37	2,830	2,807,281
Series A, 5.50%, 07/01/52	2,450	2,427,619
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/44	42,815	47,024,014
Series A, Junior Lien, 4.00%, 07/01/40	1,000	1,029,140
Subordinate, 5.00%, 07/01/44	7,930	8,871,695
Industrial Development Authority of the City of Phoenix Arizona, RB
6.88%, 07/01/23(c)	3,440	3,473,736
Series A, 6.75%, 07/01/44(b)	2,190	2,261,024
Maricopa County Industrial Development Authority, RB
Series 2019F, 4.00%, 01/01/45	9,400	9,150,261
Series A, 4.00%, 01/01/41	10,000	9,971,730
Series A, 4.00%, 01/01/44	28,000	27,488,356
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	31,100	32,496,452
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	280	283,874
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/39	30,280	31,360,724
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 4.00%, 01/01/45	7,115	7,217,235

		200,355,962

Arkansas(b) — 0.6%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	15,325	13,694,619
Series A, AMT, 4.75%, 09/01/49	50,925	47,314,876

		61,009,495

California — 13.3%
California Community Choice Financing Authority, RB(a)
5.00%, 07/01/53	25,000	26,215,450
Series B-1, 4.00%, 02/01/52	148,500	146,586,429

Security	Par (000)	Value

California (continued)
California Community Choice Financing Authority, RB(a) (continued)
Series C, 5.25%, 01/01/54	$25,000	$25,555,950
California Community Housing Agency, RB, M/F Housing(b)
Series A-2, 4.00%, 02/01/50	6,840	5,354,311
Series A-2, 4.00%, 08/01/51	7,940	5,711,655
California Health Facilities Financing Authority, Refunding RB, (BAM-TCRS), 4.00%, 08/15/48	1,000	980,246
California Housing Finance Agency, RB, M/F Housing, Series 2021-2, Class A, (FHLMC COLL), 3.75%, 03/25/35	10	10,366
California Infrastructure & Economic Development Bank, RB, Series A, AMT, 3.65%, 01/01/50(a)(b)	57,150	57,152,629
California Infrastructure & Economic Development Bank, RB, CAB, Class B, 0.00%, 01/01/61(b)(d)	48,025	2,578,606
California Public Finance Authority, RB, Series A, 5.00%, 07/15/46	2,855	3,130,996
California State Public Works Board, RB
4.00%, 11/01/46	12,765	12,710,647
Series B, 4.00%, 05/01/40	10,000	10,268,820
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	3,510	3,387,122
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	4,700	4,739,170
City & County of San Francisco California, GO, Series D-1, 4.00%, 06/15/43	2,065	2,123,660
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA COLL), 2.55%, 07/01/39	25,000	20,920,800
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	27,620	29,592,040
City of Los Angeles Department of Airports, ARB
AMT, 5.00%, 05/15/47	26,170	27,836,558
Series A, AMT, 4.00%, 05/15/38	14,370	14,528,530
Series A, AMT, 4.00%, 05/15/39	10,940	11,021,470
Series A, AMT, 5.25%, 05/15/48	7,000	7,319,501
Series C, AMT, 5.00%, 05/15/45	17,175	18,132,283
Series C, AMT, Subordinate, 5.00%, 05/15/44	8,000	8,281,936
City of Los Angeles Department of Airports, Refunding ARB
AMT, 4.00%, 05/15/42	2,000	1,972,664
AMT, 5.00%, 05/15/45	18,000	19,094,976
AMT, Subordinate, 5.00%, 05/15/44	10,035	10,490,057
CMFA Special Finance Agency VII, RB, M/F Housing, Series A1, 3.00%, 08/01/56(b)	1,330	867,399
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	11,440	9,304,152
CMFA Special Finance Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/45(b)	1,365	1,139,453
County of Sacramento California Airport System Revenue, Refunding RB, Sub-Series B, 5.00%, 07/01/41	8,200	8,477,390
CSCDA Community Improvement Authority, RB, M/F Housing(b)
3.13%, 07/01/56	23,665	16,537,481
4.00%, 07/01/56	33,920	25,343,847
3.13%, 08/01/56	9,025	6,498,514

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
3.00%, 12/01/56	$5,000	$3,292,570
4.00%, 12/01/56	4,620	3,418,943
3.25%, 05/01/57	10,410	7,463,793
4.00%, 07/01/58	9,055	6,588,146
Series A, 5.00%, 01/01/54	8,950	7,171,143
Series B, 4.00%, 07/01/58	10,330	7,175,125
Mezzanine Lien, 4.00%, 06/01/57	7,220	5,156,957
Series B, Mezzanine Lien, 4.00%, 12/01/59	6,125	4,085,093
Senior Lien, 3.13%, 06/01/57	13,670	9,448,349
Series B, Sub Lien, 4.00%, 12/01/59	15,875	11,073,225
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB
Series A, 5.00%, 07/01/43	19,635	22,152,718
Series A, 5.00%, 07/01/45	15,060	16,846,206
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
5.00%, 07/01/52	5,110	5,654,706
Series A, 5.25%, 07/01/44	24,365	25,984,639
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/51	22,500	24,667,133
Los Angeles Department of Water & Power, Refunding RB
Series B, 5.25%, 07/01/37	13,500	14,864,175
Series B, 5.25%, 07/01/38	15,000	16,381,050
Series B, 5.25%, 07/01/39	7,000	7,596,358
Series B, 5.00%, 07/01/46	16,500	18,162,491
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 07/01/40	7,215	8,148,650
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	20,000	21,892,580
San Diego County Regional Airport Authority, Refunding ARB, Series B, AMT, Subordinate, 5.00%, 07/01/49	4,375	4,500,921
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	35,000	37,155,125
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.25%, 08/01/48	6,660	7,674,318
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, AMT, 5.00%, 05/01/48	36,595	37,757,953
Series A, AMT, 5.00%, 05/01/44	31,450	33,097,728
Series A, AMT, 5.00%, 05/01/49	28,200	29,226,395
Series B, AMT, 5.00%, 05/01/46	57,000	58,299,543
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 1.00%, 10/01/26	100,000	96,507,400
State of California, GO, 4.00%, 03/01/46	14,000	14,191,660
State of California, Refunding GO
4.00%, 11/01/37	16,170	16,967,488
4.00%, 03/01/38	5,000	5,185,775
5.25%, 10/01/39	20,100	21,708,020
4.00%, 03/01/46	15,000	15,208,605

Security	Par (000)	Value

California (continued)
University of California, RB, Series M, 5.00%, 05/15/42	$100,000	$107,028,600
University of California, Refunding RB, Series BE, 5.00%, 05/15/43	23,275	25,852,357

		1,301,451,046

Colorado — 3.0%
Brighton Crossing Metropolitan District No. 6, GO
Series A, 5.00%, 12/01/35	525	503,506
Series A, 5.00%, 12/01/40	515	469,656
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48	3,585	2,640,123
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/37	25,015	26,375,841
Series A, AMT, 5.00%, 12/01/43	13,860	14,367,567
Series A, AMT, 5.25%, 12/01/43	51,045	53,531,351
Series A, AMT, 5.00%, 11/15/47	27,440	29,147,701
Series A, AMT, 5.00%, 12/01/48	4,120	4,252,479
Series A, AMT, 5.25%, 12/01/48	11,575	12,012,072
Series A, AMT, 5.50%, 11/15/53	3,750	4,105,103
Series D, AMT, 5.75%, 11/15/45	3,290	3,734,472
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, Series A-1, 5.00%, 08/01/48	12,920	13,417,536
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	10,495,000
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	31,115	30,441,080
City of Colorado Springs Colorado Utilities System Revenue, RB, Series B, 5.00%, 11/15/47	11,500	12,759,422
City of Colorado Springs Colorado Utilities System Revenue, Refunding RB, Series A-2, 5.00%, 11/15/42	2,250	2,403,034
Colorado Educational & Cultural Facilities Authority, Refunding RB(b)
4.00%, 07/01/31	500	499,098
5.00%, 12/01/40	990	927,600
4.00%, 07/01/41	750	674,180
5.00%, 12/01/50	1,320	1,163,708
4.00%, 07/01/51	755	624,411
5.00%, 12/01/55	1,540	1,335,662
4.00%, 07/01/61	1,225	973,120
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	4,390	4,686,685
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	5,855	6,056,453
Series A, 5.00%, 05/15/47	26,070	28,305,998
Cottonwood Highlands Metropolitan District No. 1, GO, Series A, 5.00%, 12/01/49	900	824,897
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,190	1,192,157
Southlands Metropolitan District No. 1, Refunding GO, Series A-1, 5.00%, 12/01/47	3,000	2,823,519
State of Colorado, COP, Series J, 5.25%, 03/15/42	20,000	21,322,800
STC Metropolitan District No. 2, Refunding GO, Series A, 4.00%, 12/01/29	1,500	1,412,412

		293,478,643

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority, RB, 5.00%, 07/01/47	$10,000	$10,615,480
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series 2015-A, 0.38%, 07/01/35(a)	39,965	38,862,766
Series G-1, 5.00%, 07/01/39(b)	1,500	1,475,403
Series G-1, 5.00%, 07/01/44(b)	2,000	1,911,386
Series G-1, 5.00%, 07/01/50(b)	2,350	2,176,100
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,895	3,902,708

		58,943,843

Delaware — 0.2%
Delaware State Economic Development Authority, Refunding RB, Series A, 1.25%, 10/01/45(a)	25,165	23,803,221

District of Columbia — 4.8%
District of Columbia Water & Sewer Authority, Refunding RB
5.00%, 10/01/49	5,850	6,197,297
Series B, Sub-Lien, 5.25%, 10/01/40	48,060	51,203,941
Series B, Sub-Lien, 5.25%, 10/01/44	63,075	66,330,805
District of Columbia, GO
Series A, 5.00%, 06/01/41	5,000	5,262,670
Series D, 5.00%, 06/01/42	34,680	36,944,881
District of Columbia, RB
Series A, 5.00%, 07/01/47	20,000	22,234,920
Series A, 5.50%, 07/01/47	15,250	17,746,654
Series C, 4.00%, 05/01/45	10,000	10,073,650
Series C, 5.00%, 05/01/45	10,000	10,949,540
District of Columbia, Refunding GO
5.25%, 01/01/48	18,355	20,970,000
Series A, 4.00%, 10/15/39	5,000	5,136,145
Series D, 4.00%, 02/01/46	7,000	7,041,090
District of Columbia, Refunding RB, 4.00%, 03/01/44	11,000	11,149,336
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/30	22,055	22,656,594
Series A, AMT, 5.00%, 10/01/36	10,000	10,626,090
Series A, AMT, 5.00%, 10/01/48	12,400	12,819,046
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 4.00%, 07/15/43	28,200	28,485,299
Series A, 4.00%, 07/15/46	35,055	34,688,500
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	35,480	37,450,666
Series B, 5.00%, 07/01/42	48,900	51,697,178

		469,664,302

Florida — 3.5%
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/45	2,830	2,353,145
4.00%, 11/15/55	4,170	3,222,226
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/15/49	4,365	3,588,536
Series A, 5.00%, 01/01/56	3,400	2,603,009
Capital Trust Agency, Inc., RB, CAB, Subordinate, 0.00%, 01/01/61(b)(d)	6,970	320,281

Security	Par (000)	Value

Florida (continued)
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	$12,910	$13,094,716
City of Tampa Florida, SAB
5.25%, 05/01/43	11,720	12,745,769
5.25%, 05/01/46	15,430	16,703,700
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	112,405	115,598,538
County of Miami-Dade Seaport Department, ARB(c)
Series A, 6.00%, 10/01/23	6,325	6,425,220
Series B, AMT, 6.00%, 10/01/23	2,350	2,382,033
Series B, AMT, 6.25%, 10/01/23	5,000	5,074,205
County of Miami-Dade Seaport Department, Refunding RB, Series A, 5.00%, 10/01/47	19,050	19,759,155
County of Palm Beach Florida, RB, 5.00%, 04/01/51(b)	4,770	4,260,173
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)	8,670	8,673,234
Series C, 5.75%, 12/15/56(b)	6,295	5,449,361
AMT, 5.00%, 05/01/29(b)	1,820	1,701,043
AMT, 3.00%, 06/01/32	4,940	3,788,763
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(b)	18,065	14,128,853
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/44	15,000	15,710,370
Sub-Series A, AMT, 5.00%, 10/01/42	22,310	23,014,037
Sub-Series A, AMT, 5.00%, 10/01/47	32,485	33,201,229
Hillsborough County Port District, ARB, Series A, 5.25%, 06/01/48	8,375	8,839,017
Lakewood Ranch Stewardship District, Refunding SAB, 4.00%, 05/01/50(b)	1,250	995,067
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	1,395	1,403,828
5.00%, 05/01/37(b)	1,655	1,650,426
4.70%, 05/01/39	1,160	1,102,328
5.13%, 05/01/47(b)	1,985	1,909,236
4.88%, 05/01/49	1,250	1,138,771
Live Oak Lake Community Development District, SAB
4.40%, 05/01/40	1,600	1,434,970
4.60%, 05/01/51	2,840	2,395,122
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	7,298,632
River Landing Community Development District, SAB
Series A, 4.13%, 05/01/40	860	795,112
Series A, 4.35%, 05/01/51	1,100	986,828
Series B, 4.25%, 11/01/35	965	950,727
Sarasota National Community Development District, Refunding SAB, 4.00%, 05/01/39	1,750	1,540,555
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	147	93,809
Windward Community Development District, SAB
Series A-1, 4.50%, 05/01/51	500	414,736
Series A-2, 4.40%, 11/01/35	1,050	948,943

		347,695,703

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 2.4%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, Subordinate, 4.00%, 07/01/34	$20,615	$21,378,312
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	3,000	3,155,610
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/52	15,070	16,657,624
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	5,030	4,486,373
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	56,010	58,338,560
Series B, 5.00%, 12/01/52	44,415	45,956,600
Series B, 5.00%, 07/01/53	60,000	63,406,740
Series C, 4.00%, 03/01/50	20,710	20,579,278

		233,959,097

Illinois — 6.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	2,200	2,183,251
Series D, 5.00%, 12/01/46	25,350	24,854,889
Series H, 5.00%, 12/01/36	4,620	4,684,260
Series A, AMT, 5.00%, 12/01/33	1,000	1,047,777
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	4,000	4,198,580
Series B, 5.00%, 12/01/31	1,000	1,054,987
Series B, 4.00%, 12/01/35	11,640	11,065,531
Series C, 5.00%, 12/01/24	4,445	4,510,742
Series C, 5.00%, 12/01/25	12,760	13,086,937
Series C, 5.00%, 12/01/26	3,060	3,170,099
Series F, 5.00%, 12/01/24	9,585	9,727,031
Series G, 5.00%, 12/01/34	5,000	5,131,010
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 5.00%, 01/01/48	16,065	16,664,482
Series D, Senior Lien, 5.25%, 01/01/42	56,710	59,636,690
Series D, Senior Lien, 5.00%, 01/01/47	20,000	20,654,000
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/39	4,000	4,197,096
Series A, AMT, Senior Lien, 5.00%, 01/01/48	5,000	5,121,515
Chicago O’Hare International Airport, Refunding RB
Series B, Senior Lien, 5.00%, 01/01/38	30,000	31,563,780
Series B, Senior Lien, 5.00%, 01/01/39	64,885	68,076,953
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 07/15/42	23,695	24,805,134
Series A, 5.25%, 05/15/48	6,670	7,515,402
Series C, 5.00%, 02/15/41	37,295	38,760,171
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	15,500	15,942,246
Series A, 5.00%, 01/01/42	48,000	50,625,744
Series A, 4.00%, 01/01/46	54,500	53,084,962
Series B, 5.00%, 01/01/40	35,105	36,394,196
State of Illinois, GO
5.50%, 05/01/30	1,500	1,689,996
5.50%, 05/01/39	9,040	9,861,627
Series A, 5.00%, 11/01/29	27,500	30,565,067
Series C, 5.50%, 10/01/42	28,000	30,942,212

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO, BAB, Series B, 5.00%, 11/01/32	$14,000	$15,418,312
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	21,145,393
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	1,920	1,922,815

		629,302,887

Indiana — 0.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	3,870	3,943,913
AMT, 7.00%, 01/01/44	7,330	7,453,005

		11,396,918

Iowa — 0.0%
Iowa Tobacco Settlement Authority, Refunding RB, CAB, Series B2, Subordinate, 0.00%, 06/01/65(d)	13,035	1,386,390

Kentucky — 0.1%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	3,030	2,740,120
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	12,350	12,052,241

		14,792,361

Louisiana — 2.3%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	2,325	2,145,324
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	195,960	185,255,489
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, 0.88%, 02/01/46(a)	21,580	20,601,908
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 04/01/39	1,425	1,324,025
Series A, 5.00%, 06/01/39	1,300	1,299,914
Series A, 5.00%, 04/01/49	2,800	2,393,236
Series A, 5.00%, 06/01/49	3,000	2,858,577
Series A, 5.00%, 06/01/58	4,500	4,190,818
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 04/01/45	5,000	5,365,295

		225,434,586

Maryland — 0.4%
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	2,735	2,699,054
Series A, 5.00%, 09/01/38	1,400	1,413,663
County of Montgomery Maryland, RB, 5.00%, 12/01/44	9,795	10,013,193
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	6,175	6,545,549
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	12,285	12,633,390
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	5,145	4,216,261

		37,521,110

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 6.1%
City of Lowell Massachusetts, Refunding GO, (SAW), 4.00%, 08/01/44	$6,315	$6,359,975
Commonwealth of Massachusetts Transportation Fund Revenue, Refunding RB, Series A, 5.00%, 06/01/43	5,000	5,559,615
Commonwealth of Massachusetts, GO
Series 2020, 5.00%, 07/01/45	5,915	6,503,968
Series A, 5.25%, 04/01/42	42,000	45,391,332
Series A, 5.00%, 01/01/43	3,045	3,273,326
Series A, 5.25%, 01/01/44	16,490	18,066,065
Series A, 5.25%, 04/01/47	85,000	90,273,145
Series B, 4.00%, 02/01/39	2,840	2,959,882
Series C, 5.25%, 10/01/47	10,125	11,528,335
Series E, 5.25%, 09/01/43	92,000	100,814,336
Series E, 5.00%, 11/01/52	24,000	26,530,632
Massachusetts Bay Transportation Authority Assessment Revenue, Refunding RB, Series A-1, 4.00%, 07/01/40	20,000	20,779,620
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Sub-Series A-1, 5.00%, 07/01/43	9,100	10,290,853
Sub-Series A-1, 5.25%, 07/01/48	16,240	18,599,282
Massachusetts Development Finance Agency, RB, Series A, 5.25%, 01/01/42	9,655	9,915,811
Massachusetts Development Finance Agency, Refunding RB(b)
5.00%, 10/01/37	1,000	1,012,232
5.00%, 10/01/47	1,250	1,242,553
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	21,640	23,001,784
Massachusetts Port Authority, Refunding ARB
Series A, AMT, 5.00%, 07/01/34	2,110	2,265,650
Series C, AMT, 5.00%, 07/01/44	15,000	15,829,200
Series C, AMT, 5.00%, 07/01/49	10,000	10,434,240
Massachusetts Port Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/37	1,000	1,104,248
Massachusetts School Building Authority, RB
Series A, 4.00%, 08/15/40	2,500	2,525,503
Series B, 5.25%, 02/15/48	70,505	75,651,795
Town of Lexington Massachusetts, Refunding GO
4.00%, 02/01/40	1,200	1,238,185
4.00%, 02/01/41	1,370	1,410,077
4.00%, 02/01/42	1,295	1,326,721
4.00%, 02/01/43	1,370	1,400,880
University of Massachusetts Building Authority, Refunding RB
Series 1, 5.25%, 11/01/42	58,840	63,658,466
Series 1, 5.25%, 11/01/47	14,425	15,365,149

		594,312,860

Michigan — 3.7%
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	20,000	21,425,360
Michigan Finance Authority, RB
4.00%, 02/15/47	17,220	16,052,122
4.00%, 02/15/44	65,965	62,699,337
Series A, 6.50%, 06/01/57(b)	5,980	5,744,226
Series S, 5.00%, 11/01/44	4,665	4,747,855
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	61,865	63,446,393
5.25%, 12/01/41	25,630	26,759,309

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB (continued)
Series A, 5.00%, 12/01/37	$25,105	$26,604,748
Series A, 4.00%, 12/01/40	4,750	4,680,009
Series A, 5.00%, 12/01/41	9,370	9,947,632
Series A, 4.00%, 12/01/49	14,475	13,909,245
Michigan State Building Authority, Refunding RB
Series I, 4.00%, 10/15/41	2,000	2,031,126
Series I, 5.25%, 10/15/57	7,205	8,044,116
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	2,950	3,027,081
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	16,741,179
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/44	15,000	15,121,350
4.00%, 11/15/46	25,000	24,732,925
Series B, 4.00%, 11/15/39	23,600	24,143,838
Series B, 4.00%, 11/15/45	10,000	10,009,750

		359,867,601

Minnesota — 0.1%
City of Rochester Minnesota, Refunding RB, 4.00%, 11/15/39	10,000	10,408,570

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.50%, 01/01/39	16,085	16,134,767

Montana — 0.0%
City of Kalispell Montana, Refunding RB
Series A, 5.25%, 05/15/37	405	357,795
Series A, 5.25%, 05/15/47	1,500	1,205,849
Series A, 5.25%, 05/15/52	1,500	1,160,016

		2,723,660

Nevada — 0.9%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	74,740	80,334,438
State of Nevada Department of Business & Industry, RB(b)
Series A, 4.50%, 12/15/29	280	275,138
Series A, 5.00%, 07/15/37	875	883,318
Series A, 5.00%, 12/15/38	1,080	1,031,438
Series A, 5.00%, 07/15/47	1,400	1,394,935

		83,919,267

New Hampshire(b) — 0.1%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	9,085	8,323,268
Series C, AMT, 4.88%, 11/01/42	3,700	3,378,726

		11,701,994

New Jersey — 4.1%
New Jersey Economic Development Authority, ARB, AMT, 5.13%, 09/15/23	1,460	1,449,021
New Jersey Economic Development Authority, RB, Series WW, 5.25%, 06/15/25(c)	14,145	14,980,743
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/35	7,375	7,957,994
Series A, 5.00%, 07/01/38	11,950	12,663,080
Series A, 5.00%, 07/01/39	22,245	23,489,786
Series A, 4.00%, 07/01/40	10,000	9,858,320

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued)
Series A, 5.00%, 07/01/43	$10,000	$10,299,430
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	9,000	9,843,039
5.50%, 06/15/50	6,225	6,832,106
Series AA, 5.50%, 06/15/39	39,890	40,082,948
Series AA, 4.00%, 06/15/45	22,000	21,224,038
Series BB, 4.00%, 06/15/44	35,890	34,759,070
Series BB, 4.00%, 06/15/46	15,000	14,311,080
Series C, 5.25%, 06/15/32	20,010	20,756,133
Series S, 5.00%, 06/15/46	12,350	12,840,999
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 06/15/39	8,500	8,541,982
Series A, 4.00%, 06/15/41	7,000	6,926,913
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/48	13,920	13,848,354
Series B, 5.00%, 01/01/46	26,315	28,968,868
State of New Jersey, GO
(BAM-TCRS), 2.00%, 06/01/36	6,055	5,064,668
2.00%, 06/01/37	10,000	8,129,320
5.00%, 06/01/40	12,500	13,365,187
5.00%, 06/01/41	11,500	12,270,684
5.00%, 06/01/42	10,500	11,182,279
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	20,760	21,427,911
Series A, 5.25%, 06/01/46	20,350	21,280,463
Sub-Series B, 5.00%, 06/01/46	6,960	6,989,288

		399,343,704

New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	125	134,260

New York — 13.7%
City of New York New York, GO
Series A-1, 5.00%, 08/01/47	14,000	15,167,250
Series B, 5.25%, 10/01/47	4,040	4,488,282
Series C, 4.00%, 08/01/40	2,040	2,065,186
Series C, 4.00%, 08/01/41	1,910	1,908,346
Series D-1, 5.25%, 05/01/41	4,210	4,787,894
Series D-1, 5.50%, 05/01/44	7,840	8,971,602
Series D-1, 5.50%, 05/01/45	1,000	1,141,584
Series D-1, 5.50%, 05/01/46	2,655	3,024,279
Sub-Series E1, 5.25%, 04/01/47	19,000	21,160,072
City of New York New York, Refunding GO, Series A, 5.00%, 08/01/31	3,235	3,345,155
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	33,825	35,676,919
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	10,000	10,119,170
New York City Municipal Water Finance Authority, RB
Series AA, 4.00%, 06/15/43	16,040	16,157,942
Series AA-1, 5.25%, 06/15/52	1,530	1,716,856
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 5.00%, 06/15/44	2,460	2,720,352

Security	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, Refunding RB (continued)
Series BB-1, 4.00%, 06/15/45	$66,140	$65,870,281
Series CC, 4.00%, 06/15/41	5,000	5,078,870
Series CC1, 5.00%, 06/15/37	24,000	26,005,560
Series CC1, 5.25%, 06/15/37	15,000	16,370,850
Series DD, 5.25%, 06/15/47	25,000	28,166,400
Series DD-2, 5.00%, 06/15/40	21,260	22,836,642
Series DD-3, 4.00%, 06/15/42	10,000	10,050,700
Series EE, 5.25%, 06/15/36	14,500	15,964,950
Series EE, 5.00%, 06/15/40	34,240	36,816,594
Series EE, 4.00%, 06/15/42	5,000	5,034,245
Series EE, 4.00%, 06/15/45	16,755	16,737,541
Series FF, 5.00%, 06/15/40	23,790	25,729,099
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	31,165	33,457,061
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, 4.00%, 11/01/41	16,500	16,667,063
Series D-1, 5.50%, 11/01/45	19,690	22,583,859
Series D-1, 5.25%, 11/01/48	19,400	21,634,026
Subordinate, 4.00%, 05/01/40	6,835	6,955,323
Subordinate, 4.00%, 05/01/44	20,000	19,908,380
Series C1, Subordinate, 4.00%, 11/01/42	20,925	21,016,233
Series C-1, Subordinate, 4.00%, 02/01/41	10,000	10,062,110
Series C-1, Subordinate, 5.00%, 02/01/47	17,220	18,718,794
Series C-3, Subordinate, 5.00%, 05/01/40	5,000	5,368,460
Series F-1, Subordinate, 5.00%, 02/01/43	14,280	15,777,244
Series F-1, Subordinate, 5.00%, 02/01/44	4,000	4,397,744
New York Liberty Development Corp., Refunding RB, Series A, 2.88%, 11/15/46	38,000	27,707,168
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	61,980	62,428,177
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/43	2,220	2,340,877
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/38	5,000	5,505,325
Series A, 4.00%, 03/15/39	3,675	3,715,462
Series A, 4.00%, 03/15/40	47,720	48,513,154
Series A, 4.00%, 03/15/42	8,105	8,163,794
Series A, 4.00%, 03/15/43	12,365	12,416,352
Series C, 5.00%, 03/15/39	11,650	11,933,747
Series E, 5.00%, 03/15/41	20,150	21,737,095
Series E, 5.00%, 03/15/42	16,800	18,053,095
Series E, 4.00%, 03/15/43	7,580	7,567,402
Series E, 4.00%, 03/15/44	7,135	7,134,543
New York State Housing Finance Agency, RB, M/F Housing, Series J, 1.10%, 11/01/61(a)	36,070	33,461,165
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/45	4,060	3,978,000
New York State Thruway Authority, Refunding RB
Series A, 4.00%, 03/15/42	14,865	14,972,831
Series A, 5.00%, 03/15/48	4,400	4,807,053
Series O, 4.00%, 01/01/37	16,450	16,905,287
Series O, 4.00%, 01/01/44	14,655	14,546,670
Series O, 4.00%, 01/01/47	10,155	9,853,356
Series B, Subordinate, 4.00%, 01/01/41	4,550	4,519,702

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	$19,085	$18,850,121
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/43	12,105	12,164,048
4.00%, 03/15/44	7,200	7,205,616
Series A, 4.00%, 03/15/44	5,000	4,989,845
Series A, 5.00%, 03/15/46	12,225	13,436,326
Series A, 5.00%, 03/15/49	10,000	10,908,600
Series E, 4.00%, 03/15/41	25,000	25,190,875
Series E, 4.00%, 03/15/42	50,000	50,171,650
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	1,650	1,781,035
AMT, 5.00%, 12/01/37	10	10,666
AMT, 5.00%, 12/01/38	12,150	12,973,819
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	25,020	25,788,564
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	5,190	4,394,165
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	8,465	8,834,413
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	46,300	48,810,432
Port Authority of New York & New Jersey, Refunding ARB
230th Series, 5.25%, 12/01/52	3,195	3,569,690
AMT, 5.00%, 01/15/47	12,550	13,399,309
AMT, 5.00%, 01/15/52	12,795	13,539,426
234th Series, AMT, 5.50%, 08/01/52	1,990	2,185,531
Series 207, AMT, 5.00%, 09/15/31	14,950	16,192,255
Series 223, AMT, 4.00%, 07/15/40	1,000	996,958
Series 231, AMT, 5.50%, 08/01/40	5,515	6,253,624
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	7,805	8,078,323
Series C, 5.00%, 05/15/47	12,000	13,217,880
Series C, 5.25%, 05/15/52	17,150	19,016,435
Series C-2, 5.00%, 11/15/42	55,995	59,631,875
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,512,980

		1,348,023,634

North Carolina — 0.0%
North Carolina Medical Care Commission, RB
5.00%, 10/01/45	1,000	917,688
5.00%, 10/01/50	1,500	1,346,885

		2,264,573

North Dakota — 0.0%
North Dakota Building Authority, RB, Series A, 5.00%, 12/01/24	1,655	1,719,105

Ohio — 0.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	29,000	26,118,966
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	5,000	5,146,835
Ohio Air Quality Development Authority, RB(b)
AMT, 4.50%, 01/15/48	1,480	1,386,547
AMT, 5.00%, 07/01/49	8,460	7,592,825

Security	Par (000)	Value

Ohio (continued)
State of Ohio, RB, 4.00%, 01/01/46	$5,935	$5,833,072
State of Ohio, Refunding RB, 4.00%, 01/01/43	2,020	2,004,284
Worthington City School District, GO, Series C, 5.00%, 12/01/48	10,000	11,054,840

		59,137,369

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	7,990	8,393,183

Oregon — 0.1%
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	10,000	11,052,050

Pennsylvania — 1.2%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/27	3,250	3,306,287
5.00%, 05/01/32	3,750	3,780,994
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	2,205	1,751,577
4.00%, 07/01/51	1,500	1,148,063
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,805	1,810,079
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/41	7,550	7,379,181
Series A, 4.00%, 02/15/42	8,430	8,185,901
Series A, 5.00%, 02/15/47	7,500	7,868,332
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/43	5,375	5,393,920
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, AMT, 5.25%, 12/01/44	30,000	32,468,070
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/46	46,430	48,670,340

		121,762,744

Puerto Rico — 3.0%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	300,000	18,845,400
Commonwealth of Puerto Rico, GO
Series A1, Restructured, 5.63%, 07/01/29	36,800	38,271,186
Series A1, Restructured, 5.75%, 07/01/31	11,497	12,077,541
Series A1, Restructured, 4.00%, 07/01/33	20,418	18,325,946
Series A1, Restructured, 4.00%, 07/01/35	8,168	7,107,802
Series A1, Restructured, 4.00%, 07/01/37	30,445	25,782,774
Series A1, Restructured, 4.00%, 07/01/41	7,600	6,160,621
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, AMT, 4.00%, 07/01/42(b)	6,205	5,225,491
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	78,205	70,879,225
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series B1, Restructured, 0.00%, 07/01/46(d)	18,123	4,748,117

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Restructured, 4.78%, 07/01/58	$50,843	$45,726,211
Series A-2, Restructured, 4.33%, 07/01/40	48,060	43,665,442

		296,815,756

South Carolina — 0.2%
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	1,245	1,271,204
6.00%, 10/01/51	3,000	3,037,263
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	10,135	9,922,165
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	6,005	5,959,962

		20,190,594

Tennessee — 1.1%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.25%, 07/01/47	13,000	13,958,711
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	92,910	95,801,731

		109,760,442

Texas — 7.8%
Arlington Higher Education Finance Corp., RB
7.88%, 11/01/62(b)	9,425	9,739,248
Series A, 5.30%, 04/01/62(b)	6,415	5,676,024
Series A, 5.75%, 08/15/62	4,950	4,610,534
Austin Independent School District, GO, 5.00%, 08/01/48	9,615	10,367,221
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series C, 5.00%, 10/01/45	21,635	23,783,442
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	45,000	48,590,370
City of Garland Texas, Refunding GO, 4.00%, 02/15/40	10,430	10,677,504
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, 5.00%, 11/15/42	25,000	26,614,675
City of Midland Texas, Refunding GO, Series B, 5.00%, 03/01/47	17,985	19,734,401
Dallas Fort Worth International Airport, Refunding RB
Series A, 4.00%, 11/01/38	9,060	9,228,561
Series B, 4.00%, 11/01/45	30,000	29,713,770
Dallas Independent School District, Refunding GO, (PSF), 5.00%, 02/15/48	27,525	30,394,757
Frisco Independent School District, Refunding GO, (PSF), 4.00%, 08/15/40	3,485	3,499,404
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43	79,060	84,009,235
Harris County Cultural Education Facilities Finance Corp., RB
4.00%, 12/01/45	9,065	8,943,982
Series B, 6.38%, 01/01/33	40	40,012
Harris County Cultural Education Facilities Finance Corp., Refunding RB
4.00%, 10/01/41	1,300	1,293,850
4.00%, 10/01/42	11,500	11,401,721
4.00%, 10/01/47	40,000	38,942,480

Security	Par (000)	Value

Texas (continued)
Lower Colorado River Authority, (AGM), 5.50%, 05/15/48	$15,000	$17,032,665
Lower Colorado River Authority, Refunding RB
5.00%, 05/15/45	2,000	2,043,366
5.00%, 05/15/50	10,310	10,789,157
5.00%, 05/15/51	3,750	4,013,685
Series A, 5.50%, 05/15/47	5,000	5,594,330
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	13,495	13,232,279
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 07/01/40	4,000	3,757,664
Series A, 5.00%, 07/01/57	7,000	5,989,088
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 4.00%, 08/15/40	2,000	2,009,416
Series A, 6.63%, 10/01/43	7,370	6,868,663
Series A, 6.75%, 10/01/52	1,160	1,052,691
Series B2, 4.50%, 10/01/26	2,970	2,875,129
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/40	22,070	24,357,489
Series A, 5.00%, 01/01/43	5,610	5,903,818
Northwest Independent School District, GO, Series A, (PSF), 5.00%, 02/15/48	2,145	2,360,971
Pflugerville Independent School District, GO
Series A, 5.00%, 02/15/40	8,345	9,585,985
Series A, 5.00%, 02/15/48	32,890	35,266,039
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	6,000	6,634,110
Sands Consolidated Independent School District, GO, (BAM), 5.00%, 02/15/43	1,780	1,941,998
Tarrant County Cultural Education Facilities Finance Corp., RB
4.00%, 10/01/41	5,710	5,742,541
5.50%, 11/15/47	11,905	13,333,779
Series B, 5.00%, 07/01/43	50,400	52,498,706
Series B, 5.00%, 07/01/48	1,000	1,029,180
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 02/15/41	13,000	13,529,685
Series A, 4.00%, 11/15/42	20,000	19,820,620
Series A, 5.00%, 11/15/45	5,000	5,148,235
Texas Water Development Board, RB
4.75%, 10/15/42	7,345	7,991,162
5.25%, 10/15/46	60,000	63,715,380
5.00%, 10/15/47	15,000	16,660,980
4.80%, 10/15/52	8,740	9,323,378
Series B, 5.00%, 04/15/49	15,000	15,932,220

		763,295,600

Utah — 0.7%
County of Utah, RB
Series A, 4.00%, 05/15/45	1,875	1,877,743
Series B, 5.00%, 05/15/46	15,000	15,535,605
County of Utah, Refunding RB, Series A, 5.00%, 05/15/41	24,970	25,861,978
Utah Charter School Finance Authority, RB(b)
5.00%, 06/15/42	1,810	1,668,116
5.00%, 06/15/52	5,420	4,708,430
5.63%, 06/15/54	4,930	4,451,322

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Charter School Finance Authority, RB(b) (continued)
5.00%, 06/15/57	$3,910	$3,350,717
Utah Charter School Finance Authority, Refunding RB(b)
5.25%, 06/15/37	3,795	3,708,709
5.38%, 06/15/48	4,740	4,458,160

		65,620,780

Vermont(b) — 0.1%
East Central Vermont Telecommunications District, RB
Series A, 4.00%, 12/01/30	2,010	1,905,432
Series A, 4.25%, 12/01/40	4,030	3,391,435
Series A, 4.50%, 12/01/50	2,960	2,349,183

		7,646,050

Virginia — 1.9%
Ballston Quarter Community Development Authority, TA, Series A, AMT, 5.50%, 03/01/46	1,740	1,244,704
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47	14,750	15,371,049
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	35,065	34,573,599
Hampton Roads Transportation Accountability Commission, RB, Senior Lien, 5.00%, 07/01/50	7,405	7,996,682
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	119,431
5.00%, 07/01/48	370	326,695
Virginia College Building Authority, RB, 4.00%, 02/01/34	3,400	3,495,547
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax, RB, 5.00%, 05/15/51	9,870	10,840,093
Virginia Commonwealth Transportation Board, RB, 4.00%, 05/15/41	12,675	12,813,614
Virginia Public Building Authority, RB
Series A, 4.00%, 08/01/41	31,165	32,143,955
Series A, 4.00%, 08/01/42	32,440	33,182,357
Series A-2, 4.00%, 08/01/38	30,465	31,673,607

		183,781,333

Washington — 0.3%
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	23,385	24,949,574

Wisconsin — 0.8%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	2,715	2,140,430
AMT, 4.25%, 07/01/54	4,745	3,431,864
Public Finance Authority, RB(b)
4.00%, 06/15/40	2,020	1,544,860
4.00%, 06/15/50	2,995	2,025,656
5.00%, 12/01/55	4,000	3,201,836
4.00%, 06/15/56	2,445	1,585,289
Series A, 6.25%, 10/01/31	1,715	1,443,678
Series A, 5.00%, 06/15/41	1,215	1,106,337
Series A, 5.25%, 03/01/45	3,325	3,000,613
Series A, 7.00%, 11/01/46(e)(f)	6,385	4,150,250
Series A, 7.00%, 10/01/47	1,715	1,392,141

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB(b) (continued)
Series A, 5.63%, 06/15/49	$12,235	$11,486,487
Series A, 5.00%, 06/15/51	1,365	1,155,183
Series A, 5.38%, 07/15/52	6,760	5,800,208
Series A, 5.25%, 03/01/55	9,500	8,170,238
Series A, 4.75%, 06/15/56	7,815	5,789,821
Series A, 5.00%, 06/15/56	1,495	1,239,110
Series A-1, 5.00%, 01/01/56	2,515	1,921,998
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(b)(d)	24,640	1,521,693
Public Finance Authority, Refunding RB
5.00%, 03/01/37(b)	760	699,639
Series A, 4.00%, 12/01/51	1,050	820,807
Wisconsin Health & Educational Facilities Authority, RB, 4.00%, 11/15/43	14,000	13,563,704

		77,191,842

Total Municipal Bonds — 89.8% (Cost: $8,939,492,083)		8,814,065,414

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 2.2%
California State University, RB, Series A, 5.00%, 11/01/51	40,470	43,666,077
State of California, Refunding GO, 5.00%, 09/01/41	70,000	79,348,290
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	87,090	96,778,153

		219,792,520

District of Columbia — 0.6%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	55,116,647

Massachusetts — 0.6%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	50,000	56,930,050

New York — 2.4%
City of New York New York, GO, Sub-Series F-1, 5.00%, 04/01/43	52,780	56,056,635
New York City Municipal Water Finance Authority, Refunding RB, Series CC, 5.25%, 06/15/46	61,465	65,112,409
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/46	66,155	72,450,643
Port Authority of New York & New Jersey, Refunding ARB, 231st Series, AMT, 5.50%, 08/01/47(h)	40,000	44,726,860

		238,346,547

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 0.5%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	$45,000	$46,924,133

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.3% (Cost: $634,033,872)		617,109,897

Total Long-Term Investments — 96.1% (Cost: $9,573,525,955)		9,431,175,311

	Shares

Short-Term Securities

Money Market Funds — 6.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.59%(i)(j)	600,617,577	600,557,515

Total Short-Term Securities — 6.1% (Cost: $600,474,284)		600,557,515

Total Investments — 102.2% (Cost: $10,174,000,239)		10,031,732,826

Other Assets Less Liabilities — 0.7%		71,773,761

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.9)%		(284,116,144)

Net Assets — 100.0%		$9,819,390,443

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 1, 2030, is $21,130,556.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$432,921,461	$167,764,161	(a)	$—	$71,419	$(199,526)	$600,557,515	600,617,577	$5,262,096	$—
iShares National Muni Bond ETF(b)	—	74,730,875		(73,095,986)	(1,634,889)	—	—	—	—	—

					$(1,563,470)	$(199,526)	$600,557,515		$5,262,096	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,294	06/21/23	$148,891	$(1,154,231)
U.S. Long Bond	1,767	06/21/23	232,084	(3,529,748)
5-Year U.S. Treasury Note	1,602	06/30/23	175,657	(2,566,772)

				$(7,250,751)

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$8,814,065,414	$—	$8,814,065,414
Municipal Bonds Transferred to Tender Option Bond Trusts	—	617,109,897	—	617,109,897
Short-Term Securities
Money Market Funds	600,557,515	—	—	600,557,515

	$600,557,515	$9,431,175,311	$—	$10,031,732,826

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(7,250,751)	$—	$—	$(7,250,751)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $281,824,988 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

11